UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS SUPPLEMENTARY CASH FLOW (Parenthetical) - USD ($) $ in Thousands		Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017
Statement of Cash Flows [Abstract]
Cash and cash equivalents		$ 51,961	$ 96,648	$ 75,781	$ 246,954
Restricted cash and short-term deposits		48,743	31,330	27,106	27,306
Restricted cash - non-current		129,954	141,114	145,932	155,627
Cash, cash equivalents, restricted cash and restricted cash equivalents	[1],[2]	$ 230,658	$ 269,092	$ 248,819	$ 429,887

[1]	Included within restricted cash are security deposits for our capital lease, debt facility and performance guarantees issued to the charterers.
[2]	The following table identifies the balance sheet line-items included in ‘cash, cash equivalents and restricted cash’ presented in the consolidated statements of cash flows:

	September 30,	December 31,	September 30,	December 31,
(in thousands of $)	2019	2018	2018	2017
Cash and cash equivalents	51,961	96,648	75,781	246,954
Restricted cash and short-term deposits	48,743	31,330	27,106	27,306
Restricted cash - non-current	129,954	141,114	145,932	155,627
	230,658	269,092	248,819	429,887